Employee Option Plans (Details Textual) $ / shares in Units, $ in Thousands	1 Months Ended									12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares shares	Aug. 22, 2017 shares	Aug. 03, 2017 shares	Oct. 31, 2015 shares	Jun. 30, 2015 ₪ / shares shares	Apr. 30, 2015 ₪ / shares shares	Nov. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2012 USD ($) ₪ / shares $ / shares shares	Mar. 31, 2011 USD ($) ₪ / shares $ / shares shares	Dec. 31, 2017 USD ($) years $ / shares shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2017 ₪ / shares shares	Dec. 31, 2016 ₪ / shares shares
Employee Option Plans (Textual)
Ordinary shares													14,728,782	14,728,782
Ordinary shares, par value | ₪ / shares													₪ 1	₪ 1
Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares
Unrecognized compensation costs | $										$ 173
Fair value options, exercise factor										30.00%
Fair value options, contractual life | years										5
Sapiens [Member]
Employee Option Plans (Textual)
Options to purchase of ordinary shares										122,730
Exercisable for ordinary shares													783,663
Number of restricted shares													88,500
Ordinary shares													29,500
Options expire periods										4 years
Unrecognized compensation costs | $										$ 5,419	$ 3,288
Intrinsic value of options exercised | $										$ 5,739	$ 2,304	$ 10,294
Granted stock options										880,000
Weighted average grant date fair values of options | $ / shares										$ 4.17	$ 4.30	$ 3.79
Total equity-based compensation expense | $										$ 2,201	$ 2,195	$ 1,931
Description of restricted shares majority-owned subsidiary											During 2016, 29,500 of the 88,500 restricted shares of Sapiens Decision, the Company's majority-owned subsidiary that were granted to one of the former shareholders of KPI in 2014 vested, thereby reducing the Company's percentage ownership of Sapiens Decision from 95.7% to 94.25%. During 2016, Sapiens Decision granted 10,000 options to certain of its employees to purchase shares of Sapiens Decision.
Magic [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares													258,059
Options expire periods										1 year
Unrecognized compensation costs | $										$ 11
Intrinsic value of options exercised | $										$ 210	$ 112	$ 502
Minimum [Member] | Matrix [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate										0.08%
Fair value options, expected volatility										19.00%
Minimum [Member] | Sapiens [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary										92.89%
Maximum [Member] | Matrix [Member]
Employee Option Plans (Textual)
Fair value options, risk-free interest rate										1.31%
Fair value options, expected volatility										22.00%
Maximum [Member] | Sapiens [Member]
Employee Option Plans (Textual)
Proportion of ownership interest in subsidiary										94.25%
2011 Plan [Member]
Employee Option Plans (Textual)
Options to purchase of ordinary shares									545,000
Ordinary shares reserved for issuance									1,200,000
Exercisable for ordinary shares								1,122,782	543,840
Description of options vest	These new restricted shares vest on a quarterly basis over a three-year period, commencing on August 17, 2017 and concludes in August 17, 2020						These restricted shares vest on a quarterly basis over a four-year period, commencing on November 13, 2014 and concludes in November 13, 2018	The options vest, i.e., Formula's redemption right with respect to the options and the underlying ordinary shares issuable upon exercise lapses, in equal quarterly installments over an eight year period that commenced in March 2012 and concludes on December 31, 2019.	The options vest in equal quarterly installments, over a four year period that commences in December 31, 2011 and concludes in December 31, 2015.
Exercise price of options per share | ₪ / shares								₪ 0.01	₪ 0.01
Total fair value of grant | $	$ 371						$ 239	₪ 18,347	₪ 9,055
Fair value of grant share price per share | $ / shares	$ 37.1						$ 23.9	₪ 16.34	₪ 16.65
Redeemable ordinary shares								543,840
Number of restricted shares	10,000						10,000						10,000
Ordinary shares													833
Vested portion of restricted shares													10,000
Options expire periods										10 years
Total equity-based compensation expense | $	$ 928									$ 131
Asseco sale of ordinary shares	20	589,151	2,356,605
Unvested shares	350,869						3,125
2011 Plan [Member] | Minimum [Member]
Employee Option Plans (Textual)
Options expire periods											5 years
Percentage of share interest decreased	26.30%
2011 Plan [Member] | Maximum [Member]
Employee Option Plans (Textual)
Options expire periods											10 years
Percentage of share interest decreased	46.30%
2011 Plan [Member] | Trustee [Member]
Employee Option Plans (Textual)
Number of restricted shares														1,122,782
Ordinary shares														701,739
Vested portion of restricted shares														1,122,782
2011 Plan [Member] | Trustee 1 [Member]
Employee Option Plans (Textual)
Number of restricted shares														10,000
Ordinary shares														5,000
Vested portion of restricted shares														10,000
Mr. Moti Gutman [Member] | Matrix [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares				225,000
Description of options vest				The RSU vest in three equal shares portions of 75,000 RSU units, each portion at December 31 of each year agreement, but not before the issuance of Matrix's financial statements for the past year
Number of restricted shares				225,000									75,000
Vested portion of restricted shares													75,000
Mr. Moti Gutman [Member] | Matrix [Member] | January 31, 2018 [Member]
Employee Option Plans (Textual)
Description of options vest										Matrix granted Mr. Gutman additional 256,980 restricted share units (RSU), vest in five equal shares portions of 51,396 RSU units, each portion at December 31 of each year until 2022, but not before the issuance of Matrix's financial statements for the past year
Matrix Compensation Committee [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares						1,850,000
Description of options vest						Half of the options vested on April 1, 2017, quarter of the options vested on January 1, 2018, and the rest will vest on January 1, 2019.
Exercise price of options per share | ₪ / shares						₪ 19.485
Ordinary shares						1,850,000
Ordinary shares, par value | ₪ / shares						₪ 1
Matrix Compensation Committee [Member] | General Assembly [Member]
Employee Option Plans (Textual)
Exercisable for ordinary shares					300,000
Description of options vest					Half of the options vested on June 4, 2017, and the equal parts of the remaining options will vest on 1 January, 2018 and 1 January, 2019.
Exercise price of options per share | ₪ / shares					₪ 21.39
Ordinary shares					300,000
Ordinary shares, par value | ₪ / shares					₪ 1